Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Basis of presentation

a. Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Group have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2024 Annual Report filed with the SEC on March 28, 2025. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

Revenue recognition

b. Revenue recognition

The Group generates revenue through the delivery of educational programs and licensing and sales of HybriU solutions.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group has two reportable segments. One reportable segment generates revenue from providing career-oriented higher education services to undergraduate students. The other reportable segment generates revenue from the sale and licensing of HybriU solutions.

For undergraduate students, usually there are no written formal contracts between the Group and the students according to business practice. Records with students’ name, grade, tuition and fee collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities.

For undergraduate students, the Group’s performance obligation is to provide acknowledged academic education within academic years, and post-secondary with Associates and Bachelor’s programs within agreed-upon periods. The transaction price is the tuition fee received and circumstances like other variable consideration, significant financing component, noncash consideration, consideration payable to a customer did not exist. As there is only one performance obligation, all the transaction price is allocated to the one performance obligation. The Group satisfies performance obligation to students over time, and recognizes revenue according to school days consumed in each month of a semester.

We also generate revenue primarily through the licensing and sales of HybriU solutions.

Licensing - There is only one performance obligation for Licensing which is to deliver our HybriU solution to customers as a combination of software, user manuals, technical documentation and other related materials, from which customers can benefit alongside ready-made resources. Revenue for Licensing is recognized at the point in time of delivery of the HybriU solution because the solution is considered functional intellectual property due to its significant standalone functionality, and the Group does not expect to substantively change that functionality in any way that would significantly affect the utility of the solution after delivery. The Group also promises to provide unspecified updates, bug fixes and error collection for the solution (referred to as “technical support”) free of charge if any issues occur during the operation and if support is requested by customers during the licensing term. This technical support is considered an immaterial promise and not identified as a single performance obligation because it is minimally and infrequently provided to customers based on historical experience which is also in line with the Group’s expectations. There is no variable consideration and significant financing component.

For sales of HybriU solutions, the performance obligation is similarly fulfilled at the point in time when control of the product transfers to the customer. This includes the delivery of hardware and the full software package, along with all necessary documentation and resources for immediate use. Revenue is recognized upon delivery, as the customer obtains control and the ability to direct the use of the solution at that point.

The Group generally provide a standard warranty for a period of 12 months from the date of delivery of the products. The Group determines that such product warranty is not a separated performance obligation because the nature of warranty is to provide assurance that a product will function as expected and in accordance with customer’s specification and the Group has not sold the standard warranty separately. As the Group has only recently commenced sales and, based on estimates, does not expect to incur any significant warranty costs in the future, it has determined that no provision for warranty expenses is required for the period ended 30 June 2025.

Contract Balances

The Group classifies its right to consideration in exchange for service transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Group recognizes accounts receivable in its consolidated balance sheets when it performs a service in advance of receiving consideration and it has the unconditional right to receive consideration. A contract asset is recorded when the Group has transferred services to the customer before payment is received or is due. The Group did not record contract assets as of December 31, 2024 and June 30, 2025.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of tuition received in advance from students. As of December 31, 2023 and 2024, the Group has deferred revenue amounted $544 and $436, respectively. For the six months ended June 30, 2024 and 2025, the Group has recognized $122 and $226 in educational programs and services revenue from the deferred revenues balance as of December 31, 2023 and 2024, respectively. As of June 30, 2025, the Group has deferred revenue amounted $210.

Segment reporting

c. Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets.

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. For the three-month and six-month periods ended June 30, 2024 and 2025, the Group present financial information disaggregated by business components including (i) Educational programs and services and (ii) HybriU licensing and selling for internal management purposes.

The Group’s CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net income. There is no reconciling items or adjustments between segment income and net income as presented in the Group’s statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Allowance for Credit Losses

d. Allowance for Credit Losses

In accordance with Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments - Credit Losses, the Company estimates and records an expected lifetime credit loss on accounts receivable and long-term receivable included in other non-current assets by utilizing historical write-off rates as a starting point for determining expected credit losses and has considered all available relevant information, including details about past events, current conditions, and reasonable and supportable forecasts, as well as their impact on the expected credit losses. The allowance for expected credit losses is adjusted for current conditions and reasonable and supportable forecasts.

Leases

e. Leases

The Group accounts for its lease under ASC 842 Leases, and identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Group recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Group’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Group’s lease agreements contain renewal options; however, the Group do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Group is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

When none of the criteria of finance lease are met, a lessee shall classify the lease as an operating lease.

Income taxes

f. Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-50-19 requires that an entity disclose its policy on the classification of interest and penalties due to taxing authorities in the notes to the financial statements. In addition, ASC 740-10-50-15(c) requires that all entities disclose in the statement of operations and in the statement of financial position the total amounts of the interest and penalties related to tax positions recognized. As of June 30 2025, the Company did not have any interest or penalty on tax deficiencies.

Deferred tax liabilities and assets are classified as noncurrent and presented with a netted-off amount in the condensed consolidated balance sheets as of December 31, 2024 and June 30 2025, respectively.

Recently issued accounting standards

g. Recently issued accounting standards

In December, 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted. The Group is currently evaluating the impact of the above new accounting pronouncement or guidance on the consolidated financial statements.

In November, 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of the above new accounting pronouncement or guidance on the consolidated financial statements.

Recently issued ASUs by the FASB, except for the one mentioned above, have no material impact on the Group’s consolidated results of operations or financial position.